Loans to Ekidos Minerals LLP	12 Months Ended
Oct. 31, 2023
Loans to Ekidos Minerals LLP [Abstract]
LOANS TO EKIDOS MINERALS LLP
8.	LOANS TO EKIDOS MINERALS LLP

On March 19, 2021, pursuant to an asset purchase agreement, Silver Bull transferred $985,000 of loan receivable from Ekidos to the Company (Note 5) and the Company loaned additional $2,193,500 to Ekidos during the period ended October 31, 2021. During the period from November 1, 2021 to February 3, 2022, the Company loaned an additional $2,136,500 to Ekidos. This amount is non-interest bearing and is to be repaid on demand. As of February 3, 2022, upon the acquisition of Ekidos, the loans to Ekidos eliminated on consolidation.